Inventory (Tables)	6 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory

	December 31, 2022 $’000	June 30, 2022 $’000
Raw materials and consumables	94,835	45,337
Work in progress	5,769	4,561
Finished goods	5,673	3,457
Stock in transit	1,275	2,845
Inventory obsolescence provision	(694)	(494)

Total inventory	106,858	55,706